UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number: 028-13757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA                Date April 25, 2013
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $852,646 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE     SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    38187   359203 SH       Sole                   331503             27700
AbbVie                         COM              00287Y109    14495   355444 SH       Sole                   331239             24205
Abbott Labs                    COM              002824100    18347   519450 SH       Sole                   489830             29620
Accenture Ltd New              COM              G1151C101     9166   120650 SH       Sole                   117100              3550
Altria Group                   COM              02209S103      268     7800 SH       Sole                     6000              1800
Automatic Data Processing      COM              053015103    35109   539883 SH       Sole                   491183             48700
Becton, Dickinson & Co         COM              075887109    28916   302442 SH       Sole                   284897             17545
Berkshire Hathaway B           COM              084670702    17438   167353 SH       Sole                   154768             12585
Bristol-Myers Squibb           COM              110122108      352     8550 SH       Sole                     5640              2910
C.H. Robinson Worldwide        COM              12541W209     4728    79518 SH       Sole                    65008             14510
C.R. Bard                      COM              067383109    11724   116336 SH       Sole                   103361             12975
Chevron Corp New               COM              166764100      244     2055 SH       Sole                     1265               790
Cisco Systems                  COM              17275R102    33130  1585526 SH       Sole                  1469806            115720
Coach Inc                      COM              189754104    15564   311336 SH       Sole                   285151             26185
Coca-Cola                      COM              191216100    33619   831325 SH       Sole                   766693             64632
Cognizant Tech Solutions       COM              192446102     2724    35550 SH       Sole                    32475              3075
Colgate-Palmolive              COM              194162103     7438    63020 SH       Sole                    51305             11715
Diageo PLC                     COM              25243Q205      402     3195 SH       Sole                     2545               650
Ecolab Inc                     COM              278865100      728     9083 SH       Sole                     9083                 0
FactSet Research Sys           COM              303075105     5231    56485 SH       Sole                    42540             13945
General Dynamics               COM              369550108    30500   432563 SH       Sole                   400828             31735
Int'l Business Machines        COM              459200101    34187   160278 SH       Sole                   146418             13860
Johnson & Johnson              COM              478160104    35435   434622 SH       Sole                   402587             32035
Kellogg Company                COM              487836108      301     4675 SH       Sole                     3375              1300
Lorillard Inc                  COM              544147101      248     6150 SH       Sole                     4500              1650
McCormick & Co                 COM              579780206    14149   192370 SH       Sole                   170305             22065
McDonalds                      COM              580135101    33785   338905 SH       Sole                   309455             29450
Medtronic                      COM              585055106    34225   728820 SH       Sole                   670810             58010
Microsoft                      COM              594918104    33589  1174218 SH       Sole                  1087373             86845
NIKE                           COM              654106103    31815   539151 SH       Sole                   486842             52309
National Grid PLC              COM              636274300      340     5865 SH       Sole                     4250              1615
Nestle SA Spons ADR            COM              641069406     9579   132180 SH       Sole                   101330             30850
Novartis AG ADR                COM              66987V109      223     3125 SH       Sole                     2085              1040
Novo Nordisk ADR               COM              670100205    23553   145838 SH       Sole                   129363             16475
Omnicom Group                  COM              681919106    35564   603798 SH       Sole                   554903             48895
Oracle                         COM              68389X105    34173  1057006 SH       Sole                   967893             89113
Paychex                        COM              704326107      359    10240 SH       Sole                     8130              2110
Pepsico                        COM              713448108    20007   252901 SH       Sole                   231715             21186
Pfizer                         COM              717081103      273     9470 SH       Sole                     6970              2500
Procter & Gamble               COM              742718109    34213   443978 SH       Sole                   409433             34545
Southern Copper Corp           COM              84265V105      405    10777 SH       Sole                     7732              3045
Spectra Energy                 COM              847560109      334    10865 SH       Sole                     7080              3785
Stryker                        COM              863667101    34545   529499 SH       Sole                   486914             42585
Sysco Corp                     COM              871829107    25059   712520 SH       Sole                   631685             80835
Total System Services          COM              891906109    11185   451378 SH       Sole                   425268             26110
United Technologies            COM              913017109    32098   343547 SH       Sole                   323757             19790
Varian Medical Systems         COM              92220P105    16591   230434 SH       Sole                   213319             17115
Wal-Mart Stores                COM              931142103    35602   475775 SH       Sole                   433150             42625
Public Storage 5.90% PFD S     PFD              74460W206      886    33765 SH       Sole                    29525              4240
Boardwalk Pipeline Partners LP ETP              096627104      300    10240 SH       Sole                     7530              2710
Enterprise Products Partners L ETP              293792107      233     3863 SH       Sole                     3863                 0
Kinder Morgan Energy Prtns LP  ETP              494550106      271     3020 SH       Sole                     2020              1000
Magellan Midstream Partners LP ETP              559080106      240     4500 SH       Sole                     4500                 0
Oneok Partners LP              ETP              68268N103      408     7100 SH       Sole                     4700              2400
Plains All American Pipeline L ETP              726503105      395     7000 SH       Sole                     6000              1000
SPDR Gold Trust                ETF              78463V107     9766    63222 SH       Sole                    53991              9231